Segment Information - Schedule of Non-Material Operations (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cement, concrete, pavement, mortar and precast [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		S/ 3,021,210	S/ 3,074,279	S/ 3,086,104
Other assets	[1]			86,630
Total assets		3,021,210	3,074,279	3,172,734
Operating liabilities		1,879,580	1,968,133	2,041,923
Capital expenditure	[2]	96,912	299,326	190,126
Depreciation and amortization		(152,584)	(137,968)	(133,276)
Provision of inventory net realizable value and obsolescence		(3,465)	(2,956)	(2,027)
Construction Supplies [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		40,583	46,941	38,353
Other assets	[1]
Total assets		40,583	46,941	38,353
Operating liabilities		71,901	62,907	76,780
Capital expenditure	[2]
Depreciation and amortization		(1,189)	(1,468)	(1,545)
Provision of inventory net realizable value and obsolescence
Others [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets	[1]	104,011	100,266	102,537
Other assets	[1]	239	249	537
Total assets	[1]	104,250	100,515	103,074
Operating liabilities	[1]	1,464	687	323
Capital expenditure	[1],[2]
Depreciation and amortization	[1]	(4,473)	(4,759)	(3,718)
Provision of inventory net realizable value and obsolescence	[1]
Consolidated [Member]
Schedule of Non-Material Operations [Line Items]
Segment assets		3,165,804	3,221,486	3,226,994
Other assets	[1]	239	249	87,167
Total assets		3,166,043	3,221,735	3,314,161
Operating liabilities		1,952,945	2,031,727	2,119,026
Capital expenditure	[2]	96,912	299,326	190,126
Depreciation and amortization		(158,246)	(144,195)	(138,539)
Provision of inventory net realizable value and obsolescence		S/ (3,465)	S/ (2,956)	S/ (2,027)

[1]	As of December 31, 2024 and 2023, it corresponds to the financial investment at fair value with changes in ORI for S/239,000 and S/249,000, respectively.
[2]	Capital investments amounting to S/96,912,000, S/299,326,000 and S/190,126,000 for the years 2024, 2023 and 2022, respectively, correspond to additions of property, plant and equipment, intangibles and other minor non-current assets.